Document and Entity Information	12 Months Ended
Feb. 28, 2019 $ / shares shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Four Seasons Education (Cayman) Inc.
Entity Central Index Key	0001709819
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Common Stock, Shares Outstanding | shares	24,066,033
New York Stock Exchange
Document Information [Line Items]
Trading Symbol	FEDU
Entity Listing, Description	American Depositary Shares, each two representing one ordinary share, par value US$0.0001 per share
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001